NET (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2023
Net (Loss) Per Ordinary share [Abstract]
NET (LOSS) PER ORDINARY SHARE

17. NET (LOSS) PER ORDINARY SHARE

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(234,908)	(594,741)	(140,190)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted	213,635,470	233,216,045	235,466,660
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted	(1.1)	(2.55)	(0.60)

If the Company has net income, it should include securities that can be issued under stock and option agreements and may dilute the underlying EP in the future. The Company has 7,768,509 options exercisable stocks in 2023.